Financial Instruments and Financial Risk Management - Fair value by hierarchy (Details) - CAD ($)	Mar. 31, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Investment in Aqualung Carbon Capture SA	$ 3,386,315	$ 3,221,491
Level 2 of fair value hierarchy
IfrsStatementLineItems [Line Items]
Investment in Aqualung Carbon Capture SA	$ 3,386,315	$ 3,221,491